Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Change in fair value of the derivative instruments	$ (95,748)	$ (161,577)	$ 3,938
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(92,151)	(1,599)	(3,897)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	163	(89)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ (3,760)	$ (159,889)	604
Embedded options within revenue contracts
Derivative financial instruments
Change in fair value of the derivative instruments			$ 7,231